Class Z [Member] Performance Management - Class Z Shares - International Small Cap Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over ten years; and
•
how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Portfolio invests.

You may obtain updated performance information for the Portfolio at www.bernstein.com (at the bottom of the page, click on “Investments,” then “Mutual Fund Performance at a Glance”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Portfolio’s performance changed from year to year over ten years; andhow the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Portfolio invests.
Bar Chart Narrative [Text Block]	The annual returns in the bar chart are for the Portfolio’s Class Z shares.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 23.19%, 2nd quarter, 2020; and Worst Quarter was down -29.62%, 1st quarter, 2020.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Narrative
After‑tax returns are an estimate, which is based on the highest historical individual federal marginal income‑tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are an estimate, which is based on the highest historical individual federal marginal income‑tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.bernstein.com
C000163291 [Member]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020